Long-Term Debt - Long-term Debt Issuances (Details) $ in Millions, $ in Millions	Nov. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CAD ($)	Sep. 30, 2025 CAD ($)	Aug. 31, 2025 CAD ($)	Jul. 31, 2025 CAD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Feb. 28, 2025 USD ($)
Unsecured senior notes, 2055 maturity | Unsecured | UNS Energy
Debt Instrument [Line Items]
Interest rate									5.90%
Debt instrument, face amount									$ 300
Unsecured senior notes, 2035 maturity | Unsecured | UNS Energy
Debt Instrument [Line Items]
Interest rate		5.38%	5.38%
Debt instrument, face amount		$ 50
Unsecured senior notes, April issuances | Unsecured | Central Hudson
Debt Instrument [Line Items]
Debt instrument, face amount							$ 70
Senior Notes, April Issuance, 2035 maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Interest rate							5.61%
Debt instrument, face amount							$ 20
Senior notes, April issuance, 2040 maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Interest rate							5.81%
Debt instrument, face amount							$ 30
Senior notes, April issuance, 2045 maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Interest rate							6.01%
Debt instrument, face amount							$ 20
Unsecured senior notes, November issuances | Unsecured | Central Hudson
Debt Instrument [Line Items]
Debt instrument, face amount	$ 80
Unsecured senior notes, November issuance, 2035 maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Interest rate	5.25%
Debt instrument, face amount	$ 15
Unsecured senior notes, November issuance, 2045 maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Interest rate	5.90%
Debt instrument, face amount	$ 65
Unsecured debentures, 2030 maturity | Unsecured | FortisBC Energy
Debt Instrument [Line Items]
Interest rate		3.38%	3.38%
Debt instrument, face amount			$ 200
Unsecured senior debentures, 2055 maturity | Unsecured | FortisAlberta
Debt Instrument [Line Items]
Interest rate						4.76%
Debt instrument, face amount						$ 200
Fort mortgage bonds, 2055 maturity | Secured | Newfoundland Power
Debt Instrument [Line Items]
Interest rate					4.91%
Debt instrument, face amount					$ 120
First mortgage bonds, 2055 maturity | Secured | Maritime Electric
Debt Instrument [Line Items]
Interest rate						4.94%
Debt instrument, face amount						$ 120
Unsecured senior notes, 2032 maturity | Unsecured | Fortis
Debt Instrument [Line Items]
Interest rate								4.09%
Debt instrument, face amount								$ 600
Unsecured subordinated notes, 2055 maturity | Unsecured | Fortis
Debt Instrument [Line Items]
Interest rate				5.10%
Debt instrument, face amount				$ 750